Pledged assets and contingent liabilities	6 Months Ended
Jun. 30, 2023
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 8. Pledged assets and contingent liabilities

	June 30,	December 31,
Skr mn	2023	2022
Collateral provided
Cash collateral under the security agreements for derivative contracts	9,585	10,691
Contingent liabilities[1]
Guarantee commitments	7,684	4,802
Commitments[1]
Committed undisbursed loans	58,506	75,369
Binding offers	—	—

1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers, see Note 4.